1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

DOUGLAS P. DICK douglas.dick@dechert.com +1 (202)261-3305 Direct +1 (949) 681-8647 Fax

June 17, 2009

VIA EDGAR

Re:	Forward Funds (the “Registrant”)
File Nos. 033-48940; 811-06722
Post-Effective Amendment No. 62 to the Registration Statement on
Form N-1A (“PEA 62”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the Registrant that the forms of the following Prospectuses and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Securities Act do not differ from the forms of Prospectuses and Statement of Additional Information, each dated June 12, 2009, included in PEA 62:

(i)	the Prospectus with respect to Class A, Class B and Class C shares of the Forward Select Income Fund, Forward Strategic Realty Fund, Forward Global Infrastructure Fund and Forward International Real Estate Fund;

(ii)	the Prospectus with respect to Investor Class and Institutional Class shares of the Forward Select Income Fund, Forward Strategic Realty Fund, Forward Global Infrastructure Fund and Forward International Real Estate Fund; and

(iii)	the Statement of Additional Information with respect to the Forward Select Income Fund, Forward Strategic Realty Fund, Forward Global Infrastructure Fund and Forward International Real Estate Fund.

We hereby further certify on behalf of the Registrant that the text of PEA 62 was filed electronically with the Securities and Exchange Commission on June 11, 2009.

No fees are required in connection with this filing. Please feel free to contact the undersigned at 202.261.3305 should you have any questions regarding this filing.

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Securities and Exchange Commission
June 17, 2009

Sincerely,

/s/ Douglas P. Dick
Douglas P. Dick

cc: Judith M. Rosenberg, Chief Compliance Officer, Forward Funds